Offerings	Oct. 24, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Fee Rate	0.01531%
Offering Note	1.a. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of securities is being registered as may be issued from time to time upon conversion of or exchange for any preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to any anti-dilution adjustments with respect to any such securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. 1.b. Includes rights to acquire common stock or preferred stock under any shareholder rights plan then in effect, if applicable under the terms of any such plan 1.c. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. 1.d. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee. Joby Aviation, Inc. (the "Company") previously registered securities having an aggregate offering price of up to $1,000,000,000 pursuant to a Registration Statement on Form S-3 (Registration No. 333-267736) (the "Prior Registration Statement"), filed with the Securities and Exchange Commission on October 4, 2022 and declared effective on October 20, 2022. In connection with the filing of the Prior Registration Statement, the Company made a contemporaneous registration fee payment in the amount of $110,200. As of the date of this registration statement, securities having an aggregate offering price of up to $819,658,707 remain unsold under the Prior Registration Statement. The Prior Registration Statement will be terminated as of the date of this Registration Statement on Form S-3. Pursuant to Rule 457(p), $90,326 of the registration fee previously paid in connection with the Prior Registration Statement will be applied to the fees payable pursuant to this registration statement and its related prospectus supplements on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Fee Rate	0.01531%
Offering Note	See notes 1.a., 1.b., 1.c. and 1.d. above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	See notes 1.a.,1.c. and 1.d. above.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note	See notes 1.a.,1.c. and 1.d. above.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See notes 1.a.,1.c. and 1.d. above.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01531%
Offering Note	See notes 1.a.,1.c. and 1.d. above.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	See notes 1.a.,1.c. and 1.d. above.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01531%
Offering Note	See notes 1.a.,1.c. and 1.d. above.